Quarterly Holdings Report
for
Fidelity® Blue Chip Value Fund
April 30, 2022
BCV-NPRT3-0622
1.800334.118
Common Stocks - 93.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	335,800	15,547,540
Entertainment - 1.5%
Activision Blizzard, Inc.	123,200	9,313,920
Interactive Media & Services - 2.2%
Alphabet, Inc. Class A (a)	6,200	14,149,578
Media - 4.0%
Comcast Corp. Class A	581,200	23,108,512
Interpublic Group of Companies, Inc.	66,500	2,169,230
		25,277,742
TOTAL COMMUNICATION SERVICES		64,288,780
CONSUMER DISCRETIONARY - 2.6%
Diversified Consumer Services - 1.0%
H&R Block, Inc.	235,300	6,134,271
Specialty Retail - 1.6%
Ross Stores, Inc.	101,800	10,156,586
TOTAL CONSUMER DISCRETIONARY		16,290,857
CONSUMER STAPLES - 8.7%
Food Products - 2.2%
Mondelez International, Inc.	211,100	13,611,728
Household Products - 6.5%
Procter & Gamble Co.	74,500	11,960,975
Reckitt Benckiser Group PLC	162,400	12,664,862
Spectrum Brands Holdings, Inc.	87,200	7,418,104
The Clorox Co.	62,500	8,966,875
		41,010,816
TOTAL CONSUMER STAPLES		54,622,544
ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Exxon Mobil Corp.	387,100	33,000,275
Parex Resources, Inc.	343,200	6,689,548
		39,689,823
FINANCIALS - 18.6%
Banks - 7.6%
Bank of America Corp.	437,000	15,592,160
JPMorgan Chase & Co.	101,700	12,138,912
M&T Bank Corp.	68,000	11,331,520
PNC Financial Services Group, Inc.	53,600	8,902,960
		47,965,552
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)	94,100	30,378,303
Insurance - 6.2%
Chubb Ltd.	75,600	15,607,620
The Travelers Companies, Inc.	69,000	11,803,140
Willis Towers Watson PLC	53,300	11,452,038
		38,862,798
TOTAL FINANCIALS		117,206,653
HEALTH CARE - 21.9%
Biotechnology - 1.1%
Regeneron Pharmaceuticals, Inc. (a)	10,500	6,920,655
Health Care Providers & Services - 15.5%
Anthem, Inc.	31,400	15,760,602
Centene Corp. (a)	319,200	25,711,560
Cigna Corp.	107,900	26,627,562
Humana, Inc.	25,100	11,158,456
UnitedHealth Group, Inc.	36,700	18,663,785
		97,921,965
Pharmaceuticals - 5.3%
AstraZeneca PLC sponsored ADR	175,467	11,651,009
Roche Holding AG (participation certificate)	28,260	10,479,205
Sanofi SA sponsored ADR	211,100	11,029,975
		33,160,189
TOTAL HEALTH CARE		138,002,809
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	27,400	12,039,560
Air Freight & Logistics - 1.1%
Deutsche Post AG	159,400	6,809,965
Electrical Equipment - 1.4%
Regal Rexnord Corp.	67,000	8,525,080
Industrial Conglomerates - 0.8%
Siemens AG	42,900	5,274,769
Machinery - 1.0%
Oshkosh Corp.	67,600	6,248,944
TOTAL INDUSTRIALS		38,898,318
INFORMATION TECHNOLOGY - 4.4%
IT Services - 3.1%
Amdocs Ltd.	119,500	9,522,955
Cognizant Technology Solutions Corp. Class A	126,600	10,241,940
		19,764,895
Software - 1.3%
NortonLifeLock, Inc.	322,400	8,072,896
TOTAL INFORMATION TECHNOLOGY		27,837,791
MATERIALS - 2.6%
Chemicals - 1.1%
DuPont de Nemours, Inc.	105,000	6,922,650
Metals & Mining - 1.5%
Lundin Mining Corp.	1,059,100	9,670,527
TOTAL MATERIALS		16,593,177
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	11,900	2,868,138
UTILITIES - 11.0%
Electric Utilities - 11.0%
Constellation Energy Corp.	231,433	13,703,148
Evergy, Inc.	109,900	7,456,715
Exelon Corp.	254,500	11,905,510
PG&E Corp. (a)	1,311,900	16,595,535
PPL Corp.	208,100	5,891,311
Southern Co.	183,800	13,489,082
		69,041,301
TOTAL COMMON STOCKS (Cost $491,095,108)		585,340,191

Nonconvertible Preferred Stocks - 3.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.0%
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd. (Cost $18,151,092)	399,600	18,635,072

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (b) (Cost $23,234,746)	23,230,100	23,234,746

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $532,480,946)	627,210,009
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,120,557
NET ASSETS - 100.0%	629,330,566

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	16,453,065	122,143,538	115,361,857	12,112	-	-	23,234,746	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	508,500	46,433,042	46,941,542	2,855	-	-	-	0.0%
Total	16,961,565	168,576,580	162,303,399	14,967	-	-	23,234,746

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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